INCOME TAX (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax expenses (benefit)	$ 2,503	$ 19,688	$ (948)
Domestic
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax expenses (benefit)	(5,352)	5,766	4,995
US
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax expenses (benefit)	8,712	11,578	(961)
International
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax expenses (benefit)	$ (857)	$ 2,344	$ (4,982)